SHARE-BASED COMPENSATION (Details) - Summary of granted restricted share units	9 Months Ended
	Sep. 30, 2022 shares	Sep. 30, 2021
Summary Of Granted Restricted Share Units Abstract
Balance at Jan 1	1,581,607
Granted	4,758,389	2,253,040
Exercised	(702,000)
Cancelled	(132,083)
Expired (in Shares)	(6,250)
Balance, September 30	5,499,663	2,253,040